Information About Components of Consolidated Statements of Financial Position - Schedule of Warrants (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Warrants [Abstract]
At the beginning of the year
Additions for the year	1,030,000
Additions from business combination	181,093
At the end of the year	$ 1,211,093